                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04222

Morgan Stanley New York Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1 -  Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended December 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED DECEMBER 31, 2005

                                                         LEHMAN                         LIPPER
                                                       BROTHERS            LEHMAN     NEW YORK
                                                       NEW YORK          BROTHERS    MUNICIPAL
                                                         EXEMPT         MUNICIPAL   DEBT FUNDS
CLASS A       CLASS B       CLASS C       CLASS D      INDEX(1)     BOND INDEX(2)     INDEX(3)
 3.10%         2.93%         2.51%         3.27%         3.31%           3.51%          3.31%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Economic reports continued to show moderate growth in 2005, sustained by consumer spending and reasonable gains in employment. Core inflation (which excludes food and energy) remained benign, but protracted high oil prices fostered inflationary concerns, particularly during the summer. The unprecedented devastation caused by Hurricanes Rita and Katrina in September heightened the market's uncertainty. While the immediate economic impact was a major disruption of the nation's energy infrastructure, the economy showed considerable resilience in the fourth quarter. In fact, the consensus view developed that accelerated reconstruction in storm-ravaged areas would serve as a stimulus to future economic growth.

Throughout the year, the Federal Open Market Committee (the "Fed") continued the rate tightening pattern that began in June of 2004 and raised the federal funds target rate eight times in 25 basis point (0.25 percentage points) increments. As a result, the rate increased from 2.25 percent to 4.25 percent.

Yields on short-term municipal bonds followed the target rate during 2005 and rose steadily. In contrast, long-term bond yields were little changed for the period overall, reflecting strong demand for longer maturity bonds and the market's perception that the Fed was controlling inflation pressures. The slope of the yield curve flattened as the difference between short-term and long-term interest rates narrowed substantially. Representative yields on 30-year AAA rated municipal bonds ranged from a low of 4.20 percent in June to a high of
4.65 percent in November. At the end of December, the yield stood at 4.40 percent. Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight. (Credit spreads measure the added compensation investors require to assume additional credit risk. When credit spreads tighten, lower-rated issues typically outperform.)

Long-term municipal volume increased 13 percent to a record $408 billion in 2005. The flatter yield curve and low long-term interest rates encouraged municipalities to refinance their debt. Such refundings accounted for 30 percent of annual volume, nearly a 50 percent increase over 2004. New York remained a leading issuer of municipal debt and accounted for 11 percent of total volume in 2005.

The municipal-to-Treasury yield ratio, which gauges the performance between the two markets, remained attractive for tax-exempt bonds. During the year, the ratio of 10-year municipals to 10-year Treasuries averaged 86 percent and the 30-year ratio averaged 97 percent. (The higher the ratio, the greater the attractiveness of municipal yields relative to Treasury yields.) As a result, institutional investors -- such as hedge funds and arbitrage accounts -- that normally focus on taxable bond sectors "crossed-over" to purchase municipal bonds. Demand from individual investors was less robust, given the low absolute level of yields.

The State of New York benefited from fiscal, economic and credit improvements throughout the year. Moderate growth has kept New York's economy on a steady course. In the New York City area, commercial real-estate markets showed continued strength. The securities industry reported strong business activity, as well as increased hiring and compensation. Among other positives, the State's budget surplus grew and unemployment rates remained in a downward trend. The State also received a credit rating upgrade.

PERFORMANCE ANALYSIS

Morgan Stanley New York Tax-Free Income Fund underperformed the Lehman Brothers New York Exempt Index, the Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Index for the 12 months ended December 31, 2005, assuming no deduction of applicable sales charges.

In anticipation of Fed tightenings and generally higher interest rates, the Fund made modest ongoing adjustments to its long-term portfolio to reduce volatility. For example, the Fund's interest-rate sensitivity was positioned conservatively. At the close of the period, the Fund's option-adjusted duration* was 6.0 years. The Fund used proceeds from the sale of refunded issues to purchase premium coupon bonds with defensive characteristics.

Overall, the Fund maintained a high average credit quality with nearly 85 percent of the bonds in its portfolio rated A or higher as of the close of the reporting period. The Fund benefited from its exposure to single A and BBB rated credits in the hospital and industrial development/pollution control sectors. These bonds performed well as investors sought higher-yielding bonds and credit spreads tightened. Reflecting a commitment to diversification, the Fund's net assets of approximately $104 million were invested among 11 long-term sectors and 40 credits.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP FIVE SECTORS

Industrial Development/Pollution Control        14.8%
Hospital                                        12.0
Other                                           11.5
Water & Sewer                                    9.1
Mortgage                                         8.8

LONG-TERM CREDIT ANALYSIS

Aaa/AAA                                         51.0%
Aa/AA                                           20.0
A/A                                             13.0
Baa/BBB                                         12.2
NR                                               3.8

DATA AS OF DECEMBER 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE SECTORS ARE AS A PERCENTAGE OF NET ASSETS. ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL, NEW YORK STATE AND NEW YORK CITY INCOME TAX OR OTHER LOCAL INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., GENERALLY INVESTS THE FUND'S ASSETS IN INVESTMENT GRADE, NEW YORK MUNICIPAL OBLIGATIONS. MUNICIPAL OBLIGATIONS ARE BONDS, NOTES OR SHORT-TERM COMMERCIAL PAPER ISSUED BY STATE GOVERNMENTS, LOCAL GOVERNMENTS OR THEIR RESPECTIVE AGENCIES. THESE MUNICIPAL OBLIGATIONS WILL HAVE THE FOLLOWING RATINGS AT THE TIME OF PURCHASE:

- MUNICIPAL BONDS -- WITHIN THE FOUR HIGHEST GRADES BY MOODY'S INVESTORS SERVICE INC. ("MOODY'S"), STANDARD & POOR'S CORPORATION ("S&P") OR FITCH IBCA INC. ("FITCH");

- MUNICIPAL NOTES -- WITHIN THE TWO HIGHEST GRADES OR, IF NOT RATED, HAVE OUTSTANDING BONDS WITHIN THE FOUR HIGHEST GRADES BY MOODY'S, S&P OR FITCH; AND

- MUNICIPAL COMMERCIAL PAPER -- WITHIN THE HIGHEST GRADE BY MOODY'S, S&P OR
  FITCH.

THE FUND MAY ALSO INVEST IN UNRATED SECURITIES WHICH ARE JUDGED BY THE INVESTMENT MANAGER TO HAVE COMPARABLE QUALITY TO THE SECURITIES DESCRIBED ABOVE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON

FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As December 31, 2005

[CHART]

WEIGHTED AVERAGE MATURITY: 17 YEARS(a)

0-5                 5%
6-10               21%
11-15              17%
16-20              37%
21-25               9%
26-30               7%
30+                 4%

(a)  WHERE APPLICABLE MATURITIES REFLECT MANDATORY TENDERS, PUTS AND CALL DATES.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of December 31, 2005

[CHART]

YEARS BONDS CALLABLE--WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2006(a)            22%
2007                0%
2008                5%
2009                3%
2010                9%
2011                4%
2012               13%
2013               12%
2014                7%
2015               13%
2016+              12%

[CHART]

COST (BOOK) YIELD(b)--WEIGHTED AVERAGE BOOK YIELD: 5.5%

2006(a)           6.5%
2007              0.0%
2008              5.4%
2009              5.8%
2010              5.5%
2011              4.9%
2012              4.6%
2013              4.9%
2014              4.7%
2015              5.2%
2016+             6.0%

(a)  MAY INCLUDE ISSUES INITIALLY CALLABLE IN PREVIOUS YEARS.

(b) COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE FUND'S OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 6.5% ON 22% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2006.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                             LEHMAN BROTHERS           LEHMAN BROTHERS           LIPPER NEW YORK
                   FUND^^    NEW YORK EXEMPT INDEX(1)  MUNICIPAL BOND INDEX(2)   MUNICIPAL DEBT FUNDS INDEX(3)
                   --------  ------------------------  -----------------------   -----------------------------
December 31, 1995  $ 10,000          $ 10,000                 $ 10,000                      $ 10,000
December 31, 1996  $ 10,282          $ 10,474                 $ 10,443                      $ 10,310
December 31, 1997  $ 11,147          $ 11,504                 $ 11,403                      $ 11,255
December 31, 1998  $ 11,742          $ 12,296                 $ 12,142                      $ 11,907
December 31, 1999  $ 11,204          $ 12,046                 $ 11,892                      $ 11,317
December 31, 2000  $ 12,425          $ 13,492                 $ 13,281                      $ 12,693
December 31, 2001  $ 12,830          $ 14,145                 $ 13,962                      $ 13,200
December 31, 2002  $ 14,024          $ 15,513                 $ 15,303                      $ 14,391
December 31, 2003  $ 14,559          $ 16,335                 $ 16,116                      $ 15,103
December 31, 2004  $ 14,998          $ 17,034                 $ 16,838                      $ 15,642
December 31, 2005  $ 15,438          $ 17,598                 $ 17,430                      $ 16,160

ENDING VALUE

                             LEHMAN BROTHERS           LEHMAN BROTHERS           LIPPER NEW YORK
                   FUND^^    NEW YORK EXEMPT INDEX(1)  MUNICIPAL BOND INDEX(2)   MUNICIPAL DEBT FUNDS INDEX(3)
                   --------  ------------------------  -----------------------   -----------------------------
                   $ 15,438          $ 17,598                 $ 17,430                      $ 16,160

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2005

                  CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                 (SINCE 07/28/97)     (SINCE 04/25/85)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                      NYFAX                NYFBX                NYFCX                NYFDX
1 YEAR                       3.10%(4)             2.93%(4)             2.51%(4)             3.27%(4)
                            (1.28)(5)            (1.92)(5)             1.54(5)                --
                             5.14(4)              4.44(4)              4.42(4)              5.10(4)
5 YEARS                      4.24(5)              4.11(5)              4.42(5)                --
                               --                 4.44(4)                --                   --
10 YEARS                       --                 4.44(5)                --                   --
SINCE INCEPTION              4.91(4)              6.50(4)              4.26(4)              5.00(4)
                             4.37(5)              6.50(5)              4.26(5)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS NEW YORK EXEMPT INDEX TRACKS THE PERFORMANCE OF NEW YORK ISSUED MUNICIPAL BONDS RATED AT LEAST Baa OR BBB BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST Baa OR BBB BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^^   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD *
                                                  -------------   -------------    ---------------
                                                                                      07/01/05 -
                                                    07/01/05        12/31/05           12/31/05
                                                  -------------   -------------    ---------------
CLASS A
Actual (0.31% return)                               $  1,000       $ 1,003.10         $    4.54
Hypothetical (5% annual return before expenses)     $  1,000       $ 1,020.67         $    4.58

CLASS B
Actual (0.46% return)                               $  1,000       $ 1,004.60         $    3.69
Hypothetical (5% annual return before expenses)     $  1,000       $ 1,021.53         $    3.72

CLASS C
Actual (0.05% return)                               $  1,000       $ 1,000.50         $    7.06
Hypothetical (5% annual return before expenses)     $  1,000       $ 1,018.15         $    7.12

CLASS D
Actual (0.51% return)                               $  1,000       $ 1,005.10         $    3.29
Hypothetical (5% annual return before expenses)     $  1,000       $ 1,021.93         $    3.31

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.90%, 0.73%, 1.40% AND 0.65% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.03%, 0.86%, 1.53% AND 0.78% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

     BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN CLASS A SHARES FOR THE SIX MONTHS ENDED DECEMBER 31, 2005, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

PRINCIPAL
AMOUNT IN                                                                               COUPON     MATURITY
THOUSANDS                                                                                RATE        DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
             NEW YORK TAX-EXEMPT MUNICIPAL BONDS (96.8%)
             GENERAL OBLIGATION (6.4%)
             New York City,
$    2,000    2005 Ser F                                                                  5.00%    09/01/23    $     2,091,160
     1,000    2005 Ser G                                                                  5.00     12/01/26          1,039,720
     3,500   New York State, Ser 1995 B Refg                                              5.70     08/15/13          3,542,000
----------                                                                                                     ---------------
     6,500                                                                                                           6,672,880
----------                                                                                                     ---------------
             EDUCATIONAL FACILITIES REVENUE (6.8%)
       500   Hempstead Industrial Development Agency, Hofstra University
              Ser 1996 (MBIA)                                                             5.80     07/01/15            516,275
             New York State Dormitory Authority,
     3,000    City University Ser 1993 A                                                  5.75     07/01/09          3,199,410
     1,000    New York University Ser 1998 A (MBIA)                                       5.75     07/01/15          1,150,450
     2,000    State University 1993 Ser A                                                 5.25     05/15/15          2,189,000
----------                                                                                                     ---------------
     6,500                                                                                                           7,055,135
----------                                                                                                     ---------------
             ELECTRIC REVENUE (5.6%)
             Long Island Power Authority,
     2,000    Ser 2000 A (FSA)                                                            0.00     06/01/18          1,192,960
     1,345    Ser 2003 C                                                                  5.50     09/01/21          1,458,088
     1,000    Ser 1998 A (FSA)                                                           5.125     12/01/22          1,047,980
     2,000    New York State Power Authority, Ser 2000 A                                  5.25     11/15/40          2,114,640
----------                                                                                                     ---------------
     6,345                                                                                                           5,813,668
----------                                                                                                     ---------------
             HOSPITAL REVENUE (12.0%)
     2,000   New York City Health & Hospital Corporation, Health 2003 Ser A
              (Ambac)                                                                     5.25     02/15/22          2,160,000
             New York State Dormitory Authority,
     1,000    Catholic Health Long Island - St Francis Hospital Ser 2004                  5.00     07/01/27          1,014,870
     1,000    Department of Health Refg Ser 2004                                          5.00     07/01/22          1,047,600
     2,000    Memorial Sloan-Kettering Cancer Center 2003 Ser I (MBIA)                    5.00     07/01/23          2,120,420
     1,000    Montefiore Medical Center FHA Insured Mtge Ser 2004 (FGIC)                  5.00     08/01/29          1,047,170
     2,000    Winthrop South Nassau University Health Ser 2003 B                          5.50     07/01/23          2,116,380
     2,995   New York State Medical Care Facilities Finance Agency, Hospital &
              Nursing Home - FHA Insured Mtge 1993 Ser B (FSA)                            5.50     02/15/22          3,017,642
----------                                                                                                     ---------------
    11,995                                                                                                          12,524,082
----------                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                               COUPON     MATURITY
THOUSANDS                                                                                RATE        DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (14.8%)
$    1,000   New York Counties Tobacco Trust IV, Ser 2005 A                               5.00%    06/01/45    $       941,920
             New York City Industrial Development Agency,
     1,000    Airis JFK I LLC Ser 2001A (AMT)                                             5.50     07/01/28          1,007,300
     2,000    Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)                  5.75     10/01/36          2,013,740
     1,500    IAC/InterActive Corp Ser 2005                                               5.00     09/01/35          1,486,605
     2,000    Terminal One Group Association Ser 2005 (AMT)                               5.50     01/01/24          2,137,220
     6,000   New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1991 Ser D (AMT)                                    10.375++   07/01/26          6,421,800
     1,500   Westchester Tobacco Asset Securitization Corporation,
              Ser 2005                                                                   5.125     06/01/45          1,443,525
----------                                                                                                     ---------------
    15,000                                                                                                          15,452,110
----------                                                                                                     ---------------
             MORTGAGE REVENUE - MULTI-FAMILY (8.8%)
             New York City Housing Development Corporation,
     1,793    East Midtown - FHA Ins Sec 223                                              6.50     11/15/18          1,885,800
     1,842    Ruppert - FHA Ins Sec 223                                                   6.50     11/15/18          1,937,804
     5,135   New York State Housing Finance Agency, 1996 Ser A Refg (FSA)                 6.10     11/01/15          5,282,991
----------                                                                                                     ---------------
     8,770                                                                                                           9,106,595
----------                                                                                                     ---------------
             PUBLIC FACILITIES REVENUE (8.1%)
     1,000   Montgomery County Industrial Development Agency, Hamilton
              Fulton Montgomery Board of Cooperative Educational Services
              Ser 2004 A (XLCA)                                                           5.00     07/01/34          1,037,870
       500   New York City Cultural Resources Trust, The New York Botanical
              Garden Ser 1996 (MBIA)                                                      5.75     07/01/16            511,420
     1,035   New York City Industrial Development Agency, Royal Charter
              Properties - The New York & Presbyterian Hospital Parking
              Ser 2001 (FSA)                                                              5.25     12/15/32          1,110,234
             New York State Dormitory Authority,
     2,000    School District Ser 2002 E (MBIA)                                           5.50     10/01/17          2,201,340
     1,300    School District Ser 2002 C (MBIA)                                           5.25     04/01/21          1,400,828
     2,000   Puerto Rico Public Buildings Authority, Refg Ser J (Ambac)
              (Mandatory Tender 07/01/12)                                                 5.00     07/01/36          2,143,680
----------                                                                                                     ---------------
     7,835                                                                                                           8,405,372
----------                                                                                                     ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                               COUPON     MATURITY
THOUSANDS                                                                                RATE        DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
             TRANSPORTATION FACILITIES REVENUE (6.7%)
$    3,000   Metropolitan Transportation Authority, Dedicated Tax
              Refg Ser 2002 A (FSA)                                                       5.25%    11/15/24    $     3,236,400
             Triborough Bridge & Tunnel Authority,
       480    Ser 2001 A                                                                  5.00     01/01/32            493,900
     1,000    Refg Ser 2002 E (MBIA)                                                      5.00     11/15/32          1,037,920
     2,000   Puerto Rico Highway & Transportation Authority, Refg Ser X                   5.50     07/01/15          2,188,880
----------                                                                                                     ---------------
     6,480                                                                                                           6,957,100
----------                                                                                                     ---------------
             WATER& SEWER REVENUE (9.1%)
             New York City Municipal Water Finance Authority,
     2,000    2005 Ser B (Ambac)                                                          5.00     06/15/28          2,102,380
     3,000    2001 Ser B                                                                 5.125     06/15/31          3,118,320
     2,000   New York State Environment Facilities Corporation, Clean Water
              Ser 2003 C                                                                  5.00     07/15/23          2,120,220
     2,000   Suffolk Country Industrial Development Agency, Southwest
              Sewer Ser 1994 (FGIC)                                                       6.00     02/01/08          2,107,980
----------                                                                                                     ---------------
     9,000                                                                                                           9,448,900
----------                                                                                                     ---------------
             OTHER REVENUE (11.5%)
     2,000   Battery Park City Authority, Ser 2003A                                       5.00     11/01/24          2,118,120
             New York City Transitional Finance Authority,
     2,000    2003 Ser D (MBIA)                                                           5.25     02/01/20          2,166,980
     2,000    Refg 2003 Ser A                                                             5.50#    11/01/26          2,183,640
     4,000   New York Local Government Assistance Corporation, Ser 1993 C                 5.50     04/01/17          4,469,080
     1,000   Sales Tax Asset Receivable Corporation, 2005 Ser A (Ambac)                   5.00     10/15/29          1,054,100
----------                                                                                                     ---------------
    11,000                                                                                                          11,991,920
----------                                                                                                     ---------------
             REFUNDED (7.0%)
     2,460   New York State Dormitory Authority, Suffolk County Judicial
              Ser 1986 (ETM)                                                             7.375     07/01/16          2,972,123
     4,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A
              (ETM)                                                                      5.375     10/01/24          4,331,120
----------                                                                                                     ---------------
     6,460                                                                                                           7,303,243
----------                                                                                                     ---------------
    95,885   TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
----------    (COST $94,999,824)                                                                                   100,731,005
                                                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                               COUPON     MATURITY
THOUSANDS                                                                                RATE        DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.5%)
$      300   New York City , Fiscal 1995 Ser B (Demand 01/03/06)                          3.72%*   08/15/23    $       300,000
     1,200   New York City Industrial Development Agency, Lycee Francais
----------    (Demand 01/03/06)                                                           3.70*    06/01/32          1,200,000
                                                                                                               ---------------
     1,500   TOTAL SHORT TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------    (COST $1,500,000)                                                                                      1,500,000
                                                                                                               ---------------
$   97,385   TOTAL INVESTMENTS (COST $96,499,824) (a)                                                  98.3%       102,231,005
==========
             OTHER ASSETS IN EXCESS OF LIABILITIES                                                      1.7          1,792,231
                                                                                                    -------    ---------------
             NET ASSETS                                                                               100.0%   $   104,023,236
                                                                                                    =======    ===============

----------
  AMT  ALTERNATIVE MINIMUM TAX.
  ETM  ESCROWED TO MATURITY.
  FHA  FEDERAL HOUSING ADMINISTRATION.
   *   CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
   # SECURITY IS A "STEP-UP" BOND WHERE THE COUPON INCREASES ON A PREDETERMINED FUTURE DATE.
  ++ CURRENT COUPON RATE FOR INVERSE FLOATING RATE MUNICIPAL OBLIGATION. THIS RATE RESETS PERIODICALLY AS THE AUCTION RATE ON THE RELATED SECURITY CHANGES. POSITIONS IN INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS HAVE TOTAL VALUE OF $6,421,800 WHICH REPRESENTS 6.2% OF NET ASSETS.
  (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $96,430,482. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $5,878,430 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $77,907, RESULTING IN NET UNREALIZED APPRECIATION OF $5,800,523.

  BOND INSURANCE:

----------
AMBAC  AMBAC ASSURANCE CORPORATION.
 FGIC  FINANCIAL GUARANTY INSURANCE COMPANY.
 FSA   FINANCIAL SECURITY ASSURANCE INC.
 MBIA  MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.
 XLCA  XL CAPITAL CORPORATION.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (cost $96,499,824)                  $  102,231,005
Cash                                                                            89,283
Receivable for:
  Interest                                                                   1,423,844
  Investments sold                                                           1,077,673
  Shares of beneficial interest sold                                           155,223
Receivable from affiliate                                                       18,335
Prepaid expenses and other assets                                               21,608
                                                                        --------------
  TOTAL ASSETS                                                             105,016,971
                                                                        --------------
LIABILITIES:
Payable for:
  Dividends and distributions to shareholders                                  649,695
  Shares of beneficial interest redeemed                                       162,329
  Distribution fee                                                              33,510
  Investment advisory fee                                                       28,102
  Administration fee                                                             7,101
  Transfer agent fee                                                             1,552
Accrued expenses and other payables                                            111,446
                                                                        --------------
  TOTAL LIABILITIES                                                            993,735
                                                                        --------------
  NET ASSETS                                                            $  104,023,236
                                                                        ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                         $   98,218,964
Net unrealized appreciation                                                  5,731,181
Accumulated undistributed net investment income                                107,283
Distributions in excess of net realized gain                                   (34,192)
                                                                        --------------
  NET ASSETS                                                            $  104,023,236
                                                                        ==============
CLASS A SHARES:
Net Assets                                                              $   63,436,914
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    5,607,044
  NET ASSET VALUE PER SHARE                                             $        11.31
                                                                        ==============
  MAXIMUM OFFERING PRICE PER SHARE,
  (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                       $        11.81
                                                                        ==============
CLASS B SHARES:
Net Assets                                                              $   26,951,748
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    2,398,014
  NET ASSET VALUE PER SHARE                                             $        11.24
                                                                        ==============
CLASS C SHARES:
Net Assets                                                              $    4,151,785
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      369,206
  NET ASSET VALUE PER SHARE                                             $        11.25
                                                                        ==============
CLASS D SHARES:
Net Assets                                                              $    9,482,789
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      847,196
  NET ASSET VALUE PER SHARE                                             $        11.19
                                                                        ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

NET INVESTMENT INCOME:
INTEREST INCOME                                                     $  5,856,478
                                                                    ------------
EXPENSES
Investment advisory fee                                                  521,997
Distribution fee (Class A shares)                                        114,136
Distribution fee (Class B shares)                                        281,381
Distribution fee (Class C shares)                                         30,159
Administration fee                                                        88,851
Professional fees                                                         69,863
Shareholder reports and notices                                           60,758
Transfer agent fees and expenses                                          58,636
Trustees' fees and expenses                                                8,712
Registration fees                                                          8,599
Custodian fees                                                             6,689
Other                                                                     14,631
                                                                    ------------
   TOTAL EXPENSES                                                      1,264,412
Less: amounts waived                                                    (110,892)
Less: expense offset                                                      (5,933)
                                                                    ------------
   NET EXPENSES                                                        1,147,587
                                                                    ------------
   NET INVESTMENT INCOME                                               4,708,891
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                                      1,415,463
Net change in unrealized appreciation                                 (2,885,329)
                                                                    ------------
   NET LOSS                                                           (1,469,866)
                                                                    ------------
NET INCREASE                                                        $  3,239,025
                                                                    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE YEAR        FOR THE YEAR
                                                                       ENDED               ENDED
                                                                 DECEMBER 31, 2005   DECEMBER 31, 2004
                                                                 -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                            $       4,708,891   $       4,869,500
Net realized gain                                                        1,415,463             484,737
Net change in unrealized appreciation                                   (2,885,329)         (1,767,100)
                                                                 -----------------   -----------------

   NET INCREASE                                                          3,239,025           3,587,137
                                                                 -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares                                                       (1,998,709)           (160,869)
   Class B shares                                                       (2,057,637)         (4,055,361)
   Class C shares                                                         (154,202)           (166,738)
   Class D shares                                                         (465,657)           (500,882)

Net realized gain
   Class A shares                                                       (1,134,858)             (3,799)
   Class B shares                                                         (497,373)           (137,274)
   Class C shares                                                          (73,345)             (5,610)
   Class D shares                                                         (171,642)            (14,668)
                                                                 -----------------   -----------------

   TOTAL DIVIDENDS AND DISTRIBUTIONS                                    (6,553,423)         (5,045,201)
                                                                 -----------------   -----------------

Net decrease from transactions in shares of beneficial interest         (9,658,456)        (15,135,523)
                                                                 -----------------   -----------------

   NET DECREASE                                                        (12,972,854)        (16,593,587)

NET ASSETS:
Beginning of period                                                    116,996,090         133,589,677
                                                                 -----------------   -----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$107,283 AND $106,241, RESPECTIVELY)                             $     104,023,236   $     116,996,090
                                                                 =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisers, Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $500 million and 0.445% to the portion of the daily net assets exceeding $500 million.

Pursuant to an administration Agreement with Morgan Stanley Services Company Inc. (the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.65% of the average daily net assets of the Fund on an annualized basis.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2005.

For the year ended December 31, 2005, the distribution fee for Class B shares was accrued at the annual rate of 0.55%. At December 31, 2005, included in the Statement of Assets and Liabilities, is a receivable from affiliate, which represents payments due from the Distributor to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $67,144 and $251, respectively and received $21,909 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2005 aggregated $15,759,940 and $30,376,562, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. Included in the aforementioned transactions are purchases of $1,040,192 with other Morgan Stanley Funds.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,377. At December 31, 2005, the Fund had an accrued pension liability of $63,321 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                      FOR THE YEAR
                                                          ENDED                             ENDED
                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                 SHARES           AMOUNT           SHARES           AMOUNT
                                             --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                                                116,823   $    1,351,792           91,244   $    1,060,865
Conversion from Class B                           5,692,353       66,190,016               --               --
Reinvestment of dividends and distributions         172,741        1,982,859            9,012          104,777
Redeemed                                           (616,460)      (7,127,483)        (222,171)      (2,571,512)
                                             --------------   --------------   --------------   --------------
Net increase (decrease) -- Class A                5,365,457       62,397,184         (121,915)      (1,405,870)
                                             --------------   --------------   --------------   --------------

CLASS B SHARES
Sold                                                117,868        1,361,166          241,318        2,792,882
Conversion to Class A                            (5,731,770)     (66,190,016)              --               --
Reinvestment of dividends and distributions         108,722        1,246,738          200,193        2,311,536
Redeemed                                           (683,792)      (7,886,773)      (1,523,423)     (17,582,961)
                                             --------------   --------------   --------------   --------------
Net decrease -- Class B                          (6,188,972)     (71,468,885)      (1,081,912)     (12,478,543)
                                             --------------   --------------   --------------   --------------

CLASS C SHARES
Sold                                                 66,232          765,319           55,933          656,957
Reinvestment of dividends and distributions          13,903          158,871            8,938          103,264
Redeemed                                            (61,441)        (710,113)        (113,739)      (1,310,198)
                                             --------------   --------------   --------------   --------------
Net increase (decrease) -- Class C                   18,694          214,077          (48,868)        (549,977)
                                             --------------   --------------   --------------   --------------

CLASS D SHARES
Sold                                                 71,869          823,725           86,883          999,084
Reinvestment of dividends and distributions          34,574          393,844           25,917          298,128
Redeemed                                           (175,623)      (2,018,401)        (173,821)      (1,998,345)
                                             --------------   --------------   --------------   --------------
Net decrease -- Class D                             (69,180)        (800,832)         (61,021)        (701,133)
                                             --------------   --------------   --------------   --------------
Net decrease in Fund                               (874,001)  $   (9,658,456)      (1,313,716)  $  (15,135,523)
                                             ==============   ==============   ==============   ==============

8. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                  FOR THE YEAR       FOR THE YEAR
                                                     ENDED              ENDED
                                               DECEMBER 31, 2005  DECEMBER 31, 2004
                                               -----------------  -----------------
Tax-exempt income                              $       4,676,202  $       4,852,077
Ordinary income                                          107,497             32,478
Long-term capital gains                                1,769,724            160,646
                                               -----------------  -----------------
Total distributions                            $       6,553,423  $       5,045,201
                                               =================  =================

As of December 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income           $    101,414
Undistributed long-term gains                       --
                                          ------------
Net accumulated earnings                       101,414
Post-October losses                            (34,181)
Temporary differences                          (63,484)
Net unrealized appreciation                  5,800,523
                                          ------------
Total accumulated earnings                $  5,804,272
                                          ============

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and book amortization of discounts on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and distributions in excess of net realized gain was credited $31,644.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------------
                                             2005           2004           2003        2002        2001
                                           --------       --------       --------    --------    --------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $  11.67       $  11.79       $  11.82    $  11.47    $  11.56
                                           --------       --------       --------    --------    --------

Income (loss) from investment operations:
  Net investment income                        0.52           0.52           0.51        0.52        0.53
  Net realized and unrealized gain (loss)     (0.17)         (0.11)          0.06        0.62       (0.06)
                                           --------       --------       --------    --------    --------
Total income from investment operations        0.35           0.41           0.57        1.14        0.47
                                           --------       --------       --------    --------    --------

Less dividends and distribution from:
  Net investment income                       (0.51)         (0.51)         (0.51)      (0.52)      (0.53)
  Net realized gain                           (0.20)         (0.02)         (0.09)      (0.27)      (0.03)
                                           --------       --------       --------    --------    --------
Total dividends and distributions             (0.71)         (0.53)         (0.60)      (0.79)      (0.56)
                                           --------       --------       --------    --------    --------

Net asset value, end of period             $  11.31       $  11.67       $  11.79    $  11.82    $  11.47
                                           ========       ========       ========    ========    ========

TOTAL RETURN+                                  3.10%          3.61%          4.90%      10.18%       4.08%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses (before expense offset)               0.90%(3)       0.84%(3)       0.93%       0.92%       0.94%
Net investment income                          4.37%(3)       4.42%(3)       4.29%       4.44%       4.50%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $ 63,437       $  2,819       $  4,285    $  5,226    $  3,084
Portfolio turnover rate                          15%            11%            20%         21%         11%

----------
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET
    ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:.

                                       EXPENSE      NET INVESTMENT
                 PERIOD ENDED           RATIO        INCOME RATIO
               ----------------       ---------     --------------
               DECEMBER 31, 2005        1.00%            4.27%
               DECEMBER 31, 2004        0.89             4.37

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              FOR THE YEAR ENDED DECEMBER 31,
                                           -------------------------------------------------------------------
                                             2005            2004            2003         2002         2001
                                           ---------       ---------       ---------    ---------    ---------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $   11.59       $   11.71       $   11.80    $   11.48    $   11.60
                                           ---------       ---------       ---------    ---------    ---------

Income (loss) from investment operations:
  Net investment income                         0.48            0.45            0.44         0.46         0.47
  Net realized and unrealized gain (loss)      (0.15)          (0.11)           0.00         0.59        (0.10)
                                           ---------       ---------       ---------    ---------    ---------
Total income from investment operations         0.33            0.34            0.44         1.05         0.37
                                           ---------       ---------       ---------    ---------    ---------

Less dividends and distributions from:
  Net investment income                        (0.48)          (0.44)          (0.44)       (0.46)       (0.46)
  Net realized gain                            (0.20)          (0.02)          (0.09)       (0.27)       (0.03)
                                           ---------       ---------       ---------    ---------    ---------
Total dividends and distributions              (0.68)          (0.46)          (0.53)       (0.73)       (0.49)
                                           ---------       ---------       ---------    ---------    ---------

Net asset value, end of period             $   11.24       $   11.59       $   11.71    $   11.80    $   11.48
                                           =========       =========       =========    =========    =========

TOTAL RETURN+                                   2.93%           3.01%           3.81%        9.32%        3.26%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses (before expense offset)                1.21%(3)        1.43%(3)        1.46%        1.46%        1.46%
Net investment income                           4.06%(3)        3.83%(3)        3.76%        3.90%        3.99%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $  26,952       $  99,530       $ 113,223    $ 122,099    $ 117,519
Portfolio turnover rate                           15%             11%             20%          21%          11%

----------
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET
    ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:.

                                       EXPENSE      NET INVESTMENT
                 PERIOD ENDED           RATIO        INCOME RATIO
               ----------------       ---------     --------------
               DECEMBER 31, 2005        1.31%            3.96%
               DECEMBER 31, 2004        1.48             3.78

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              FOR THE YEAR ENDED DECEMBER 31,
                                           -------------------------------------------------------------------
                                             2005            2004            2003         2002         2001
                                           ---------       ---------       ---------    ---------    ---------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $   11.60       $   11.72       $   11.79    $   11.46    $   11.57
                                           ---------       ---------       ---------    ---------    ---------

Income (loss) from investment operations:
  Net investment income                         0.45            0.45            0.44         0.46         0.47
  Net realized and unrealized gain (loss)      (0.16)          (0.11)           0.02         0.60        (0.09)
                                           ---------       ---------       ---------    ---------    ---------
Total income from investment operations         0.29            0.34            0.46         1.06         0.38
                                           ---------       ---------       ---------    ---------    ---------

Less dividends and distribution from:
  Net investment income                        (0.44)          (0.44)          (0.44)       (0.46)       (0.46)
  Net realized gain                            (0.20)          (0.02)          (0.09)       (0.27)       (0.03)
                                           ---------       ---------       ---------    ---------    ---------
Total dividends and distributions              (0.64)          (0.46)          (0.53)       (0.73)       (0.49)
                                           ---------       ---------       ---------    ---------    ---------

Net asset value, end of period             $   11.25       $   11.60       $   11.72    $   11.79    $   11.46
                                           =========       =========       =========    =========    =========

TOTAL RETURN+                                   2.51%           3.01%           3.98%        9.41%        3.33%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses (before expense offset)                1.41%(3)        1.43%(3)        1.46%        1.46%        1.46%
Net investment income                           3.86%(3)        3.83%(3)        3.76%        3.90%        3.99%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $   4,152       $   4,066       $   4,679    $   3,521    $   3,557
Portfolio turnover rate                           15%             11%             20%          21%          11%

----------
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET
    ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:.

                                       EXPENSE      NET INVESTMENT
                 PERIOD ENDED           RATIO        INCOME RATIO
               ----------------       ---------     --------------
               DECEMBER 31, 2005        1.51%            3.76%
               DECEMBER 31, 2004        1.48             3.78

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              FOR THE YEAR ENDED DECEMBER 31,
                                           -------------------------------------------------------------------
                                             2005            2004            2003         2002         2001
                                           ---------       ---------       ---------    ---------    ---------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $   11.55       $   11.67       $   11.76    $   11.46    $   11.58
                                           ---------       ---------       ---------    ---------    ---------

Income (loss) from investment operations:
  Net investment income                         0.53            0.53            0.53         0.55         0.56
  Net realized and unrealized gain (loss)      (0.16)          (0.10)           0.00         0.56        (0.10)
                                           ---------       ---------       ---------    ---------    ---------
Total income from investment operations         0.37            0.43            0.53         1.11         0.46
                                           ---------       ---------       ---------    ---------    ---------

Less dividends and distribution from:
  Net investment income                        (0.53)          (0.53)          (0.53)       (0.54)       (0.55)
  Net realized gain                            (0.20)          (0.02)          (0.09)       (0.27)       (0.03)
                                           ---------       ---------       ---------    ---------    ---------
Total dividends and distributions              (0.73)          (0.55)          (0.62)       (0.81)       (0.58)
                                           ---------       ---------       ---------    ---------    ---------

Net asset value, end of period             $   11.19       $   11.55       $   11.67    $   11.76    $   11.46
                                           =========       =========       =========    =========    =========

TOTAL RETURN+                                   3.27%           3.78%           4.59%        9.96%        4.04%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses (before expense offset)                0.66%(3)        0.68%(3)        0.71%        0.71%        0.71%
Net investment income                           4.61%(3)        4.58%(3)        4.51%        4.65%        4.74%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $   9,483       $  10,582       $  11,402    $  12,533    $  10,285
Portfolio turnover rate                           15%             11%             20%          21%          11%

----------
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE
    PERIOD.
(1) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:.

                                       EXPENSE      NET INVESTMENT
                 PERIOD ENDED           RATIO        INCOME RATIO
               ----------------       ---------     --------------
               DECEMBER 31, 2005        0.76%            4.51%
               DECEMBER 31, 2004        0.73             4.53

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley New York Tax-Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Tax-Free Income Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 17, 2006

MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                          TERM OF                                  IN FUND
                                           POSITION(S)  OFFICE AND                                 COMPLEX
       NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE              REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
-----------------------------------------  -----------  ------------  -------------------------  -------------  -------------------
Michael Bozic (64)                         Trustee      Since         Private Investor;          197            Director of various
c/o Kramer Levin Naftalis & Frankel LLP                 April 1994    Director or Trustee of                    business
Counsel to the Independent Trustees                                   the Retail Funds (since                   organizations.
1177 Avenue of the Americas                                           April 1994) and the
New York, NY 10036                                                    Institutional Funds
                                                                      (since July 2003);
                                                                      formerly Vice Chairman of
                                                                      Kmart Corporation
                                                                      (December 1998-October
                                                                      2000), Chairman and Chief
                                                                      Executive Officer of
                                                                      Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief
                                                                      Executive Officer of
                                                                      Hills Department Stores
                                                                      (May 1991-July 1995);
                                                                      formerly variously
                                                                      Chairman, Chief Executive
                                                                      Officer, President and
                                                                      Chief Operating Officer
                                                                      (1987-1991) of the Sears
                                                                      Merchandise Group of
                                                                      Sears, Roebuck & Co.

Edwin J. Garn (73)                         Trustee      Since         Consultant; Director or    197            Director of Franklin
1031 N. Chartwell Court                                 January 1993  Trustee of the Retail                     Covey (time
Salt Lake City, UT 84103                                              Funds (since January                      management systems),
                                                                      1993) and the                             BMW Bank of North
                                                                      Institutional Funds                       America, Inc.
                                                                      (since July 2003); member                 (industrial loan
                                                                      of the Utah Regional                      corporation), Escrow
                                                                      Advisory Board of Pacific                 Bank USA (industrial
                                                                      Corp. (utility company);                  loan corporation),
                                                                      formerly Managing                         United Space
                                                                      Director of Summit                        Alliance (joint
                                                                      Ventures LLC (2000-2004)                  venture between
                                                                      (lobbying and consulting                  Lockheed Martin and
                                                                      firm); United States                      the Boeing Company)
                                                                      Senator (R-Utah)                          and Nuskin Asia
                                                                      (1974-1992) and Chairman,                 Pacific (multilevel
                                                                      Senate Banking Committee                  marketing); member
                                                                      (1980-1986), Mayor of                     of the board of
                                                                      Salt Lake City, Utah                      various civic and
                                                                      (1971-1974), Astronaut,                   charitable
                                                                      Space Shuttle Discovery                   organizations.
                                                                      (April 12-19, 1985), and
                                                                      Vice Chairman, Huntsman
                                                                      Corporation (chemical
                                                                      company).

Wayne E. Hedien (71)                       Trustee      Since         Retired; Director or       197            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP                 September     Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Trustees                     1997          Funds (since September                    mortgage insurance);
1177 Avenue of the Americas                                           1997) and the                             Trustee and Vice
New York, NY 10036                                                    Institutional Funds                       Chairman of The
                                                                      (since July 2003);                        Field Museum of
                                                                      formerly associated with                  Natural History;
                                                                      the Allstate Companies                    director of various
                                                                      (1966-1994), most                         other business and
                                                                      recently as Chairman of                   charitable
                                                                      The Allstate Corporation                  organizations.
                                                                      (March 1993-December
                                                                      1994) and Chairman and
                                                                      Chief Executive Officer
                                                                      of its wholly-owned
                                                                      subsidiary, Allstate
                                                                      Insurance Company (July
                                                                      1989-December 1994).

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                          TERM OF                                  IN FUND
                                           POSITION(S)  OFFICE AND                                 COMPLEX
       NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE              REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
-----------------------------------------  -----------  ------------  -------------------------  -------------  -------------------
Dr. Manuel H. Johnson (56)                 Trustee      Since         Senior Partner, Johnson    197            Director of NVR,
c/o Johnson Smick Group, Inc.                           July 1991     Smick International,                      Inc. (home
888 16th Street, NW                                                   Inc., a consulting firm;                  construction);
Suite 740                                                             Chairman of the Audit                     Director of KFX
Washington, D.C. 20006                                                Committee and Director or                 Energy; Director of
                                                                      Trustee of the Retail                     RBS Greenwich
                                                                      Funds (since July 1991)                   Capital Holdings
                                                                      and the Institutional                     (financial holding
                                                                      Funds (since July 2003);                  company).
                                                                      Co-Chairman and a founder
                                                                      of the Group of Seven
                                                                      Council (G7C), an
                                                                      international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and
                                                                      Assistant Secretary of
                                                                      the U.S. Treasury.

Joseph J. Kearns (63)                      Trustee      Since         President, Kearns &        198            Director of Electro
c/o Kearns & Associates LLC                             July 2003     Associates LLC                            Rent Corporation
PMB754                                                                (investment consulting);                  (equipment leasing),
23852 Pacific Coast Highway                                           Deputy Chairman of the                    The Ford Family
Malibu, CA 90265                                                      Audit Committee and                       Foundation, and the
                                                                      Director or Trustee of                    UCLA Foundation.
                                                                      the Retail Funds (since
                                                                      July 2003) and the
                                                                      Institutional Funds
                                                                      (since August 1994);
                                                                      previously Chairman of
                                                                      the Audit Committee of
                                                                      the Institutional Funds
                                                                      (October 2001-July
                                                                      2003); formerly CFO of
                                                                      the J. Paul Getty Trust.

Michael E. Nugent (69)                     Trustee      Since         General Partner of         197            None.
c/o Triumph Capital, L.P.                               July 1991     Triumph Capital, L.P., a
445 Park Avenue                                                       private investment
New York, NY 10022                                                    partnership; Chairman of
                                                                      the Insurance Committee
                                                                      and Director or Trustee
                                                                      of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds
                                                                      (since July 2001);
                                                                      formerly Vice President,
                                                                      Bankers Trust Company and
                                                                      BT Capital Corporation
                                                                      (1984-1988).

Fergus Reid (73)                           Trustee      Since         Chairman of Lumelite       198            Trustee and Director
c/o Lumelite Plastics Corporation                       July 2003     Plastics Corporation;                     of certain
85 Charles Colman Blvd.                                               Chairman of the                           investment companies
Pawling, NY 12564                                                     Governance Committee and                  in the JPMorgan
                                                                      Director or Trustee of                    Funds complex
                                                                      the Retail Funds (since                   managed by J.P.
                                                                      July 2003) and the                        Morgan Investment
                                                                      Institutional Funds                       Management Inc.
                                                                      (since June 1992).

Interested Trustees:

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                          TERM OF                                  IN FUND
                                           POSITION(S)  OFFICE AND                                 COMPLEX
       NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE              REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
-----------------------------------------  -----------  ------------  -------------------------  -------------  -------------------
Charles A. Fiumefreddo (72)                Chairman of  Since         Chairman and Director or   197            None.
c/o Morgan Stanley Trust                   the Board    July 1991     Trustee of the Retail
Harborside Financial Center,               and Trustee                Funds (since July 1991)
Plaza Two,                                                            and the Institutional
Jersey City, NJ 07311                                                 Funds (since July 2003);
                                                                      formerly Chief Executive
                                                                      Officer of the Retail
                                                                      Funds (until September
                                                                      2002).

James F. Higgins (57)                      Trustee      Since         Director or Trustee of     197            Director of AXA
c/o Morgan Stanley Trust                                June 2000     the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                          June 2000) and the                        The Equitable Life
Plaza Two,                                                            Institutional Funds                       Assurance Society of
Jersey City, NJ 07311                                                 (since July 2003); Senior                 the United States
                                                                      Advisor of Morgan Stanley                 (financial
                                                                      (since August 2000);                      services).
                                                                      Director of the
                                                                      Distributor and Dean
                                                                      Witter Realty Inc.;
                                                                      previously President and
                                                                      Chief Operating Officer
                                                                      of the Private Client
                                                                      Group of Morgan Stanley
                                                                      (May 1999-August 2000),
                                                                      and President and Chief
                                                                      Operating Officer of
                                                                      Individual Securities of
                                                                      Morgan Stanley (February
                                                                      1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                              TERM OF
                                           POSITION(S)      OFFICE AND
        NAME, AGE AND ADDRESS OF            HELD WITH        LENGTH OF
          EXECUTIVE OFFICER                REGISTRANT       TIME SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------------------  -------------   ---------------  ----------------------------------------------------
Ronald E. Robison (66)                    President and   Since May 2003   President (since September 2005) and Principal
1221 Avenue of the Americas               Principal                        Executive Officer of funds in the Fund Complex
New York, NY 10020                        Executive                        (since May 2003); Managing Director of Morgan
                                          Officer                          Stanley & Co. Incorporated and Morgan Stanley;
                                                                           Managing Director and Director of Morgan Stanley
                                                                           Investment Management Inc., Morgan Stanley
                                                                           Distribution Inc. and Morgan Stanley Distributors
                                                                           Inc.; Managing Director, Chief Administrative
                                                                           Officer and Director of Morgan Stanley Investment
                                                                           Advisors Inc. and Morgan Stanley Services Company
                                                                           Inc.; Chief Executive Officer and Director of
                                                                           Morgan Stanley Trust; Director of Morgan Stanley
                                                                           SICAV (since May 2004); President (since September
                                                                           2005) and Principal Executive Officer (since May
                                                                           2003) of the Van Kampen Funds; previously,
                                                                           Executive Vice President (July 2003-September
                                                                           2005) of funds in the Fund Complex and the Van
                                                                           Kampen Funds. He was also previously President and
                                                                           Director of the Institutional Funds (March
                                                                           2001-July 2003), Chief Global Operations Officer
                                                                           of Morgan Stanley Investment Management Inc. and
                                                                           Chief Executive Officer and Chairman of Van Kampen
                                                                           Investor Services.

J. David Germany (51)                     Vice President  Since            Managing Director and Chief Investment Officer -
25 Cabot Square, Canary Wharf,                            February 2006    Global Fixed Income of Morgan Stanley Investment
London, United Kingdom                                                     Management Inc., Morgan Stanley Investment
E144QA                                                                     Advisors Inc. and Van Kampen Asset Management.
                                                                           Managing Director and Director of Morgan Stanley
                                                                           Investment Management Ltd. Vice President (since
                                                                           February 2006) of the Morgan Stanley Retail Funds
                                                                           and Morgan Stanley Institutional Funds.

Dennis F. Shea (52)                       Vice President  Since            Managing Director and Chief Investment Officer -
1221 Avenue of the Americas                               February 2006    Global Equity of Morgan Stanley Investment
New York, NY 10020                                                         Advisors Inc., Morgan Stanley Investment
                                                                           Management Inc. and Van Kampen Asset Management.
                                                                           Vice President (since February 2006) of the Morgan
                                                                           Stanley Retail Funds and Morgan Stanley
                                                                           Institutional Funds. Previously, Managing Director
                                                                           and Director of Global Equity Research at Morgan
                                                                           Stanley.

Barry Fink (50)                           Vice President  Since            General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                               February 1997    Director (since December 2000) of Morgan Stanley
New York, NY 10020                                                         Investment Management; Managing Director (since
                                                                           December 2000) of the Investment Adviser and the
                                                                           Administrator; Vice President of the Retail Funds;
                                                                           Assistant Secretary of Morgan Stanley DW; Vice
                                                                           President of the Institutional Funds (since July
                                                                           2003); Managing Director, Secretary and Director
                                                                           of the Distributor; previously Secretary (February
                                                                           1997-July 2003) and General Counsel (February
                                                                           1997-April 2004) of the Retail Funds; previously
                                                                           Secretary (1997-2006) and Director (1997-2005) of
                                                                           the Investment Adviser and the Administrator; and
                                                                           Secretary and Director of the Distributor
                                                                           (1997-2005).

Amy R. Doberman (43)                      Vice President  Since July 2004  Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                Investment Management; Managing Director (since
New York, NY 10020                                                         July 2004) and Secretary (since February 2006) of
                                                                           Morgan Stanley Investment Management Inc. and the
                                                                           Investment Adviser, Managing Director and
                                                                           Secretary of the Distributor (since February
                                                                           2006); Managing Director (since February 2005) and
                                                                           Secretary (since February 2006) of the
                                                                           Administrator; Vice President of the Institutional
                                                                           and Retail Funds (since July 2004); various
                                                                           positions with the Van Kampen Funds and certain of
                                                                           their service providers; previously, Managing
                                                                           Director and General Counsel - Americas, UBS
                                                                           Global Asset Management (July 2000-July 2004).

                                                                TERM OF
                                             POSITION(S)      OFFICE AND
        NAME, AGE AND ADDRESS OF              HELD WITH        LENGTH OF
          EXECUTIVE OFFICER                  REGISTRANT       TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------------------   ---------------  ---------------   ----------------------------------------------------
Carsten Otto (42)                          Chief            Since October     Managing Director and U.S. Director of Compliance
1221 Avenue of the Americas                Compliance       2004              for Morgan Stanley Investment Management Inc.
New York, NY 10020                         Officer                            (since October 2004); Managing Director of the
                                                                              Investment Adviser and Morgan Stanley Investment
                                                                              Management Inc.; formerly Assistant Secretary and
                                                                              Assistant General Counsel of the Morgan Stanley
                                                                              Retail Funds.

Stefanie V. Chang (39)                     Vice President   Since July 2003   Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                   Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                            Inc. and the Investment Adviser; Vice President of
                                                                              the Institutional Funds (since December 1997) and
                                                                              the Retail Funds (since July 2003); various
                                                                              positions with the Van Kampen Funds; formerly
                                                                              practiced law with the New York law firm of Rogers
                                                                              & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)                      Treasurer and    Treasurer since   Executive Director of the Investment Adviser and
c/o Morgan Stanley Trust                   Chief Financial  July 2003 and     the Administration (since December 2001);
Harborside Financial Center,               Officer          Chief Financial   previously, Vice President of the Retail Funds
Plaza Two,                                                  Officer since     (September 2002-July 2003); Vice President of the
Jersey City, NJ 07311                                       September 2002    Investment Adviser and the Administrator (August
                                                                              2000-November 2001).

Thomas F. Caloia (59)                      Vice President   Since July 2003   Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                      Assistant Treasurer of the Investment Adviser, the
Harborside Financial Center,                                                  Distributor and the Administrator; previously
Plaza Two,                                                                    Treasurer of the Retail Funds (April 1989-July
Jersey City, NJ 07311                                                         2003); formerly First Vice President of the
                                                                              Investment Adviser, the Distributor and the
                                                                              Administrator.

Mary E. Mullin (38)                        Secretary        Since July 2003   Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                   Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                            Inc. and the Investment Adviser; Secretary of the
                                                                              Institutional Funds (since June 1999) and the
                                                                              Retail Funds (since July 2003); formerly practiced
                                                                              law with the New York law firms of McDermott, Will
                                                                              & Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                              LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          During the year ended December 31, 2005, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

                                                            CLASS A       CLASS B       CLASS C       CLASS D
          Tax-Exempt Income                              $       0.51  $       0.48  $       0.44  $       0.53
          Long-Term Capital Gains                        $       0.19  $       0.19  $       0.19  $       0.19

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37935RPT-RA06-00117P-Y12/05

[GRAPHIC]

MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                               NEW YORK TAX-FREE
                                                                     INCOME FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)  Not applicable.

      (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2005

                                                            REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                                      $   30,447     N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES                         $      540(2)  $   (2)
                 TAX FEES                                   $    5,199(3)  $   (4)
                 ALL OTHER FEES                             $        -     $  -
            TOTAL NON-AUDIT FEES                            $    5,739     $

            TOTAL                                           $   36,186     $

          2004

                                                            REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                                      $   29,002     N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES                         $      452(2)  $         3,746,495(2)
                 TAX FEES                                   $    6,085(3)  $            79,800(4)
                 ALL OTHER FEES                             $        -     $                 -(5)
            TOTAL NON-AUDIT FEES                            $    6,537     $         3,826,295

            TOTAL                                           $   35,539     $         3,826,295

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

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          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006